LEASES - Weighted average rates and average useful life of right of use assets (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Buildings
LEASES
Weighted average life	209 months	195 months
Weighted average remaining lease terms	99 months	97 months
Weighted average discount rates	6.67%	5.75%
Computer equipment
LEASES
Weighted average life	73 months	75 months
Weighted average remaining lease terms	31 months	35 months
Weighted average discount rates	8.36%	8.65%
Vehicles
LEASES
Weighted average life	51 months	48 months
Weighted average remaining lease terms	22 months	35 months
Weighted average discount rates	9.81%	10.24%